CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 6,006	$ 8,785
Restricted cash	856	844
Trade receivables, net	357	506
Financing receivables, net	18,662	18,457
Inventories, net	7,221	6,022
Property, plant and equipment, net	4,696	4,923
Investments in unconsolidated subsidiaries and affiliates	692	529
Investments at fair value through profit and loss	254	392
Equipment under operating leases	1,803	1,978
Goodwill	3,291	1,924
Other intangible assets, net	1,348	772
Deferred tax assets	1,481	1,451
Derivative assets	185	160
Other assets	2,564	1,976
Total Assets	49,416	48,719
LIABILITIES AND EQUITY
Debt	23,745	26,053
Trade payables	6,896	6,357
Deferred tax liabilities	139	112
Pension, postretirement and other postemployment benefits	1,234	1,617
Derivative liabilities	176	139
Other liabilities	10,373	9,412
Total Liabilities	42,563	43,690
Redeemable noncontrolling interest	45	40
Common shares, €0.01, par value; outstanding 1,356,077,000 common shares and 371,218,250 loyalty program special voting shares in 2021; and outstanding 1,353,910,471 common shares and 371,328,154 loyalty program special voting shares in 2020	25	25
Treasury stock, at cost - 8,323,196 shares in 2021 and 10,489,725 shares in 2020	(84)	(109)
Additional paid in capital	4,464	4,388
Retained earnings	4,818	3,279
Accumulated other comprehensive loss	(2,445)	(2,676)
Noncontrolling interests	30	82
Total Equity	6,808	4,989
Total Liabilities and Equity	49,416	48,719
Variable Interest Entity, Primary Beneficiary
ASSETS
Restricted cash	737	703
Financing receivables, net	9,560	8,974
Total Assets	10,297	9,677
LIABILITIES AND EQUITY
Debt	9,269	8,835
Total Liabilities	$ 9,269	$ 8,835